SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares
Disclosure of classes of share capital [line items]
Shares repurchased, net of tax	$ 355,819	$ 255,684
Bottom of range
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares	$ 18.99
Top of range
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares	$ 28.67
Ordinary shares
Disclosure of classes of share capital [line items]
Shares repurchased, net of tax	$ 332,248	249,427
Restricted share units
Disclosure of classes of share capital [line items]
Shares repurchased, net of tax	23,573	6,256
Shares repurchased, before tax	32,071	8,512
Equity-based compensation expense	$ 21,715	$ 10,447
Granted (in shares) | shares	1,783,000	350,000
Issuance of share capital for equity-based plans, net of tax (in shares) | shares	849,000	521,000
Employee share option
Disclosure of classes of share capital [line items]
Number of shares authorized for issuance, maximum | shares	14,000,000
Number of shares reserved for issuance | shares	811,000	2,606,000
Vesting period	5 years
Equity-based compensation expense	$ 290	$ 210
Deferred share units
Disclosure of classes of share capital [line items]
Equity-based compensation expense	$ 730	$ 51
Granted (in shares) | shares	14,000	11,000
Issuance of share capital for equity-based plans, net of tax (in shares) | shares	0	0
Liabilities from equity-based payment transactions	$ 1,245	$ 515
Share capital
Disclosure of classes of share capital [line items]
Share repurchases, net of tax (in shares) | shares	17,447,000	13,990,000
Shares repurchased, net of tax	$ 147,585	$ 120,236
Issuance of share capital for equity-based plans, net of tax (in shares) | shares	799,000	522,000
Share capital | Ordinary shares
Disclosure of classes of share capital [line items]
Share repurchases, net of tax (in shares) | shares	15,692,000	13,615,000
Shares repurchased, average cost (in CAD per share) | $ / shares	$ 21.17	$ 18.32
Share capital | Restricted share units
Disclosure of classes of share capital [line items]
Share repurchases, net of tax (in shares) | shares	1,755,000	375,000
Shares repurchased, average cost (in CAD per share) | $ / shares	$ 18.27	$ 22.70
Deficit
Disclosure of classes of share capital [line items]
Shares repurchased, net of tax	$ 208,234	$ 135,448
Deficit | Ordinary shares
Disclosure of classes of share capital [line items]
Shares repurchased, net of tax	191,760	130,216
Deficit | Restricted share units
Disclosure of classes of share capital [line items]
Shares repurchased, net of tax	$ 16,474	$ 5,231